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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08885
                                   ---------------------------------

             Hewitt Series Trust
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

               100 Half Day Road Lincolnshire, IL          60069
               -----------------------------------------------------
               (Address of principal executive offices)  (Zip code)

             Peter Ross 100 Half Day Road Lincolnshire, IL 60069
             -------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 847-295-5000
                                                    ----------------

Date of fiscal year end: December 31, 2003
                         -------------------

Date of reporting period: January 1, 2003 to December 31, 2003
                          -------------------------------------

Item 1. Reports to Stockholders.

        (Annual Report is filed herewith)

                               HEWITT SERIES TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                    HEWITT
                                                                 INSTITUTIONAL
                                                HEWITT MONEY     MONEY MARKET
                                                MARKET FUND          FUND
                                              ---------------   ---------------
ASSETS
Investments:
   In Money Market Master Portfolio
    ("Master Portfolio"), at value (Note 1)   $    90,139,604   $    86,394,060
Receivables:
   Due from Hewitt Associates LLC (Note 2)                 --             1,425
                                              ---------------   ---------------
TOTAL ASSETS                                       90,139,604        86,395,485
                                              ---------------   ---------------
LIABILITIES
Payables:
   Distribution to shareholders                        15,353            50,606
   Due to Hewitt Associates LLC (Note 2)                4,753                --
   Accrued shareholder servicing fees                  57,656            43,147
   Distribution fees (Note 2)                          57,656                --
Accrued expenses                                       28,634            53,943
                                              ---------------   ---------------
TOTAL LIABILITIES                                     164,052           147,696
                                              ---------------   ---------------
NET ASSETS                                    $    89,975,552   $    86,247,789
                                              ===============   ===============
Net assets consist of:
   Paid-in capital                            $    89,972,588   $    86,216,063
   Undistributed net investment income                    355            28,836
   Undistributed net realized gain on
    investments                                         2,609             2,890
                                              ---------------   ---------------
NET ASSETS                                    $    89,975,552   $    86,247,789
                                              ===============   ===============
Shares outstanding                                 89,970,884           856,497
                                              ===============   ===============
Net asset value and offering price per share  $          1.00   $        100.70
                                              ===============   ===============

   The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                    HEWITT
                                                                 INSTITUTIONAL
                                                HEWITT MONEY     MONEY MARKET
                                                MARKET FUND          FUND
                                              ---------------   ---------------
NET INVESTMENT INCOME ALLOCATED FROM MASTER
 PORTFOLIO
   Interest                                   $     1,117,268   $     1,260,761
   Expenses                                           (89,359)          (99,393)
                                              ---------------   ---------------
NET INVESTMENT INCOME ALLOCATED FROM MASTER
 PORTFOLIO                                          1,027,909         1,161,368
                                              ---------------   ---------------
FUND EXPENSES (NOTE 2)
   Advisory and administration fees                   267,778                --
   Administration fees                                     --            99,776
   Shareholder servicing fees                         223,148           198,639
   Distribution costs                                 223,148                --
   Fund accounting & transfer agent fees               81,990            81,975
   Legal fees                                          25,009            27,009
   Audit fees                                          13,910            13,910
   Printing costs                                      14,200            14,200
   Registration costs                                 115,015                --
   Trustee fees                                        10,995            10,995
   Other expenses                                       1,005               960
                                              ---------------   ---------------
TOTAL FUND EXPENSES                                   976,198           447,464
                                              ---------------   ---------------
Less:
   Fees reimbursed by Hewitt Associates LLC
    (Note 2)                                         (217,590)          (99,396)
                                              ---------------   ---------------
TOTAL NET EXPENSES                                    758,608           348,068
                                              ---------------   ---------------
NET INVESTMENT INCOME                                 269,301           813,300
                                              ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO
   Net realized gain                                    2,609             2,890
                                              ---------------   ---------------
Net gain on investments                                 2,609             2,890
                                              ---------------   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                   $       271,910   $       816,190
                                              ===============   ===============

   The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                              HEWITT INSTITUTIONAL
                                              HEWITT MONEY MARKET FUND          MONEY MARKET FUND
                                             ---------------------------   ---------------------------
                                               FOR THE        FOR THE         FOR THE       FOR THE
                                              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2003           2002           2003           2002
                                             ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                     $    269,301   $    694,066   $    813,300   $  1,610,010
   Net realized gain                                2,609            251          2,890            390
                                             ------------   ------------   ------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                       271,910        694,317        816,190      1,610,400
                                             ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                    (269,301)      (694,066)      (814,988)    (1,610,041)
                                             ------------   ------------   ------------   ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS              (269,301)      (694,066)      (814,988)    (1,610,041)
                                             ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Net capital share transactions (Note 3)     12,468,085     11,250,122    (27,945,553)     4,906,828
                                             ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS     12,468,085     11,250,122    (27,945,553)     4,906,828
                                             ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS              12,470,694     11,250,373    (27,944,351)     4,907,187
NET ASSETS:
Beginning of year                              77,504,858     66,254,485    114,192,140    109,284,953
                                             ------------   ------------   ------------   ------------
END OF YEAR                                  $ 89,975,552   $ 77,504,858   $ 86,247,789   $114,192,140
                                             ============   ============   ============   ============
UNDISTRIBUTED NET INVESTMENT INCOME
 INCLUDED IN NET ASSETS AT END OF YEAR       $        355   $        106   $     28,836   $     30,135
                                             ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                            HEWITT MONEY MARKET FUND

                                                                                                 PERIOD FROM
                                                                                               DEC. 4, 2000(A)
                                               YEAR ENDED        YEAR ENDED      YEAR ENDED          TO
                                             DEC. 31, 2003     DEC. 31, 2002   DEC. 31, 2001    DEC. 31, 2000
                                             -------------     -------------   -------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD         $        1.00     $        1.00   $        1.00   $          1.00
                                             -------------     -------------   -------------   ---------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.00(b)           0.01            0.03              0.00(b)
                                             -------------     -------------   -------------   ---------------
Total from investment operations                      0.00              0.01            0.03              0.00
                                             -------------     -------------   -------------   ---------------
LESS DISTRIBUTIONS FROM:
   Net investment income                             (0.00)(b)         (0.01)          (0.03)            (0.00)(b)
                                             -------------     -------------   -------------   ---------------
TOTAL DISTRIBUTIONS                                  (0.00)            (0.01)          (0.03)            (0.00)
                                             -------------     -------------   -------------   ---------------
NET ASSET VALUE, END OF PERIOD               $        1.00     $        1.00   $        1.00   $          1.00
                                             =============     =============   =============   ===============
TOTAL RETURN                                          0.31%             0.98%           3.36%             0.47%(c)
                                             =============     =============   =============   ===============
Ratios/Supplemental data:
   Net assets, end of period (000s)          $      89,976     $      77,505   $      66,254   $        57,865
   Ratio of expenses to average net
    assets(1)                                         0.95%             0.95%           0.95%             0.95%(d)
   Ratio of net investment income to
    average net assets(2)                             0.30%             0.98%           3.31%             5.77%(d)
--------------------------------------------------------------------------------------------------------------
(1) Ratio of expenses to average net
    assets prior to waived fees and
    reimbursed expenses                               1.19%             1.34%           1.36%             1.54%(d)
(2) Ratio of net investment income (loss)
    to average net assets prior to waived
    fees and reimbursed expenses                      0.06%             0.59%           2.90%             5.18%(d)
--------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Rounds to less than $0.01.
(c)  Not annualized.
(d)  Annualized.

   The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                     HEWITT INSTITUTIONAL MONEY MARKET FUND

                                               YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                             DEC. 31, 2003    DEC. 31, 2002    DEC. 31, 2001   DEC. 31, 2000   DEC. 31, 1999(A)
                                             -------------    -------------    -------------   -------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD         $      100.69    $      100.70    $      100.68   $      100.52   $         100.30
                                             -------------    -------------    -------------   -------------   ----------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.82             1.49             3.86            5.73               3.90
   Net realized and unrealized gain on
    investments                                       0.00(e)          0.00(e)          0.02            0.13               0.22
                                             -------------    -------------    -------------   -------------   ----------------
Total from investment operations                      0.82             1.49             3.88            5.86               4.12
                                             -------------    -------------    -------------   -------------   ----------------
LESS DISTRIBUTIONS FROM:
   Net investment income                             (0.81)           (1.50)           (3.86)          (5.70)             (3.90)
                                             -------------    -------------    -------------   -------------   ----------------
TOTAL DISTRIBUTIONS                                  (0.81)           (1.50)           (3.86)          (5.70)             (3.90)
                                             -------------    -------------    -------------   -------------   ----------------
NET ASSET VALUE, END OF PERIOD               $      100.70    $      100.69    $      100.70   $      100.68   $         100.52
                                             =============    =============    =============   =============   ================
TOTAL RETURN                                          0.82%            1.51%            3.93%           6.12%              4.18%(c)
                                             =============    =============    =============   =============   ================
Ratios/Supplemental data:
   Net assets, end of period (000s)          $      86,248    $     114,192    $     109,285   $     103,656   $         43,068
   Ratio of expenses to average net
    assets(1)                                         0.45%            0.45%            0.45%           0.45%              0.44%(d)
   Ratio of net investment income to
    average net assets(2)                             0.82%            1.48%            3.82%           6.05%              5.03%(d)
-------------------------------------------------------------------------------------------------------------------------------
(1) Ratio of expenses to average net
    assets prior to waived fees and
    reimbursed expenses                               0.55%            0.59%            0.60%           0.59%              0.72%(d)
(2) Ratio of net investment income (loss)
    to average net assets prior to waived
    fees and reimbursed expenses                      0.72%            1.34%            3.67%           5.91%              4.75%(d)
-------------------------------------------------------------------------------------------------------------------------------

                                                       PERIOD ENDED
                                                     FEB. 28, 1999(B)
                                                     ----------------

NET ASSET VALUE, BEGINNING OF PERIOD                 $         100.00
                                                     ----------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                         1.97
   Net realized and unrealized gain on investments                 --
                                                     ----------------
Total from investment operations                                 1.97
                                                     ----------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                        (1.67)
                                                     ----------------
TOTAL DISTRIBUTIONS                                             (1.67)
                                                     ----------------
NET ASSET VALUE, END OF PERIOD                       $         100.30
                                                     ================
TOTAL RETURN                                                     1.98%(c)
                                                     ================
Ratios/Supplemental data:
   Net assets, end of period (000s)                  $         10,949
   Ratio of expenses to average net assets(1)                    0.45%(d)
   Ratio of net investment income to average net
    assets(2)                                                    4.86%(d)
---------------------------------------------------------------------
(1) Ratio of expenses to average net assets prior
    to waived fees and reimbursed expenses                       1.62%(d)
(2) Ratio of net investment income (loss) to
    average net assets prior to waived fees and
    reimbursed expenses                                          3.69%(d)
---------------------------------------------------------------------

(a) For the ten months ended December 31, 1999. The Fund changed its fiscal year from February 28 to December 31.

(b) For the period from October 1, 1998 (commencement of operations) to February 28, 1999.
(c)  Not annualized.
(d)  Annualized.
(e)  Rounds to less than $0.01.

   The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST
                          NOTES TO FINANCIAL STATEMENTS
1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Hewitt Money Market Fund (the "Money Market Fund") and Hewitt Institutional Money Market Fund, (the "Institutional Money Market Fund"), (each a "Fund", collectively, the "Funds") are diversified series of Hewitt Series Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware business trust organized pursuant to a Declaration of Trust on July 7, 1998.

     Under the Funds' organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

     The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

     Each Fund invests substantially all of its assets in the Money Market Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective as the Funds. The value of each Fund's investment in the Master Portfolio reflects each Fund's interest in the net assets of the Master Portfolio (1.91% and 1.83% for the Money Market Fund and the Institutional Money Market Fund, respectively as of December 31, 2003).

     The method by which the Master Portfolio values its securities is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Each Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

     The performance of each Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

FEDERAL INCOME TAXES

     The Funds have elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute their net income to shareholders.

                               HEWITT SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that each Fund continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended (the "Code") applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2003.

     As of December 31, 2003, the components of Distributable Earnings on a tax basis were as follows: Undistributed Ordinary Income of $2,964 and $31,726 for the Money Market Fund and the Institutional Money Market Fund, respectively.

     The tax character of distributions paid during 2003 and 2002 for the Funds were as follows: ordinary income of $269,301 and $694,066 for the Money Market Fund, respectively, and ordinary income of $814,988 and $1,610,041 for the Institutional Money Market Fund, respectively.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends to shareholders from net investment income of each Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Hewitt Associates LLC ("Hewitt Associates") provides advisory and administrative services to the Money Market Fund. For these services, the Money Market Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.30% of the Money Market Fund's average daily net assets. Hewitt Associates has agreed to waive its fees or absorb expenses of the Money Market Fund to the extent necessary to assure that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) of the Money Market Fund, on an annual basis, do not exceed 0.95% of the average daily net assets of the Money Market Fund. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the year ended December 31, 2003, Hewitt Associates reimbursed the Money Market Fund $217,590 for expenses related to this agreement.

     Hewitt Associates provides administrative services to the Institutional Money Market Fund at an annual rate of 0.10% of average daily net assets, but has agreed to absorb such expenses of the Institutional Money Market Fund to the extent necessary to assure that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) of the Institutional Money Market Fund, on an annual basis, do not exceed 0.45% of the average daily net assets of the Institutional Money Market Fund. For the year ended December 31, 2003, Hewitt Associates reimbursed the Institutional Money Market Fund $99,396 for expenses related to this agreement.

     Hewitt Financial Services LLC ("Hewitt Services") serves as the Distributor of the Money Market Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act which allows the Money Market Fund to pay expenses relating to the distribution of the Money Market Fund's shares. Under the plan, the Money Market Fund pays a fee to Hewitt Services, calculated at an annual rate of 0.25% of the average daily net assets of the Money Market Fund.

                               HEWITT SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

     Hewitt Services also serves as the Shareholder Servicing Agent for the Money Market Fund. As Shareholder Servicing Agent, Hewitt Services is responsible for maintaining records showing the number of shares owned by investors who have purchased shares through Hewitt Services. In addition, Hewitt Services sends all shareholder communications relating to the Money Market Fund to shareholders or arranges for these materials to be sent. For these services, the Money Market Fund pays Hewitt Services a monthly fee calculated at an annual rate of 0.25% of the average daily net assets of the Money Market Fund.

     Hewitt Associates also serves as the Shareholder Servicing Agent for the Institutional Money Market Fund. As Shareholder Servicing Agent, Hewitt Associates is responsible for receiving on behalf of the Transfer Agent orders by employee benefit plans to purchase and redeem shares. Hewitt Associates is also responsible for maintaining records showing the number of Institutional Money Market Shares allocable to individual participant accounts in those plans. In addition, Hewitt Associates sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Institutional Money Market Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.20% of average daily net assets of the Institutional Money Market Fund. The Funds also reimburse each Shareholder Servicing Agent for certain out-of-pocket expenses.

3.   CAPITAL SHARE TRANSACTIONS

     As of December 31, 2003, there was an unlimited number of shares of $0.001 par value capital stock authorized by each Fund. Transactions in capital shares for each Fund is as follows:

HEWITT MONEY MARKET FUND

                                              YEAR ENDED                      YEAR ENDED
                                           DECEMBER 31, 2003               DECEMBER 31, 2002
                                     -----------------------------   -----------------------------
                                         SHARES          AMOUNT          SHARES          AMOUNT
                                     -------------   -------------   -------------   -------------
Shares Issued and Redeemed:
Shares sold                             62,370,705   $  62,370,705      47,715,653   $  47,715,652
Shares issued in reinvestments of
 dividends                                 294,161         294,161         652,953         652,953
Shares redeemed                        (50,196,781)    (50,196,781)    (37,118,483)    (37,118,483)
                                     -------------   -------------   -------------   -------------
Net increase/(decrease)                 12,468,085   $  12,468,085      11,250,123   $ 11,250,122
                                     =============   =============   =============   =============

HEWITT INSTITUTIONAL MONEY MARKET FUND

                                              YEAR ENDED                      YEAR ENDED
                                           DECEMBER 31, 2003               DECEMBER 31, 2002
                                     -----------------------------   -----------------------------
                                         SHARES          AMOUNT          SHARES          AMOUNT
                                     -------------   -------------   -------------   -------------
Shares Issued and Redeemed:
Shares sold                              3,934,566   $ 396,341,230       3,813,149   $ 384,187,479
Shares issued in reinvestments of
 dividends                                   8,710         877,128          14,823       1,492,560
Shares redeemed                         (4,220,837)   (425,163,911)     (3,779,220)   (380,773,211)
                                     -------------    ------------   -------------   -------------
Net increase/(decrease)                   (277,561)  $ (27,945,553)         48,752   $   4,906,828
                                     =============   =============   =============   =============

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Hewitt Series Trust:

     In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Hewitt Money Market Fund and Hewitt Institutional Money Market Fund, the funds comprising Hewitt Series Trust (collectively the "Funds"), at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and each of their financial highlights for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion of these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     The financial highlights of the Funds for each of the periods ended from February 28, 1999 through December 31, 2001 were audited by other auditors, whose report dated February 11, 2002 expressed an unqualified opinion on those highlights.

PricewaterhouseCoopers LLP
San Francisco, California
February 9, 2004

                              HEWITT SERIES TRUST

DIRECTORS AND OFFICERS INFORMATION LIST (UNAUDITED)

DISINTERESTED TRUSTEES*

                                                          PRINCIPAL OCCUPATIONS
                                                           DURING PAST 5 YEARS,
NAME, ADDRESS, AND AGE   POSITION(S), DATE OF ELECTION      DIRECTORSHIPS HELD
----------------------   -----------------------------   -----------------------
Don Hunt, age 65         Director, since July 7, 1998    President, ADA
860 N. Lakeshore Drive                                   Financial Services,
Chicago, IL 60611                                        Inc. 1998 to 2000,
                                                         Chairman and Director,
                                                         ADA Business
                                                         Enterprises, Inc.,
                                                         Director, Vision III
                                                         Imaging, Inc.

John Oliverio, age 51    Director, since July 7, 1998    Chief Executive Officer
806 Ambriance                                            and Director, Wheaton
Burr Ridge, IL 60521                                     Franciscan Services,
                                                         Inc., Executive Vice
                                                         President, Chief
                                                         Operating Officer and
                                                         Director, Wheaton
                                                         Franciscan Services,
                                                         Inc., Trustee, CCM
                                                         Advisors Funds (7),
                                                         Trustee, CCMA Select
                                                         Investment Trust (1),
                                                         Director, Franciscan
                                                         Ministries, Inc.,
                                                         Director, United Health
                                                         System, Director,
                                                         Affinity Health System,
                                                         Director, All Saints
                                                         Health System,
                                                         Director, Covenant
                                                         Healthcare System.

INTERESTED TRUSTEES** AND OFFICERS

                                                          PRINCIPAL OCCUPATIONS
                                                           DURING PAST 5 YEARS,
NAME, ADDRESS, AND AGE   POSITION(S), DATE OF ELECTION      DIRECTORSHIPS HELD
----------------------   -----------------------------   -----------------------
E. Scott Peterson, 50    Trustee**, since July 7, 1998   Consultant, Hewitt
                                                         Associates LLC

Stacy L. Schaus, 43      President, since July 7, 1998   Chief Operating
                                                         Officer, Hewitt
                                                         Financial Services LLC;
                                                         Director of Marketing,
                                                         Hewitt Financial
                                                         Services LLC 1994 to
                                                         1998; Consultant,
                                                         Hewitt Associates LLC

Peter E. Ross, 44        Secretary, since July 7, 1998   Assistant Secretary and
                                                         Chief Compliance
                                                         Officer, Hewitt
                                                         Financial Services LLC;
                                                         Assistant Secretary,
                                                         Hewitt Associates LLC;
                                                         Consultant and
                                                         Attorney, Hewitt
                                                         Associates LLC

Anthony P. Sartori, 43   Treasurer and Chief Financial   Treasurer and Chief
                         Officer, since March, 2000      Financial Officer
                                                         Hewitt Financial
                                                         Services LLC; Accounts
                                                         Receivable Manager,
                                                         Hewitt Associates LLC

----------

Each Trustee oversees 2 funds within the fund complex.
* Disinterested Trustees are those Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act.
** Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act, because of his or her affiliation with Hewitt Associates LLC, an affiliate of the distributor of the Fund's shares.

                          MONEY MARKET MASTER PORTFOLIO
                                DECEMBER 31, 2003
                             SCHEDULE OF INVESTMENTS

SECURITY                                        FACE AMOUNT          VALUE
-------------------------------------------   ---------------   ---------------
CERTIFICATES OF DEPOSIT--15.12%
ABN Amro Bank NV
   1.40%, 10/21/04                            $    25,000,000   $    24,997,987
Bank of America NA
   1.10%, 03/15/04                                100,000,000       100,000,000
BNP Paribas (New York)
   1.10%, 01/20/04                                 50,000,000        50,000,000
   1.25%, 10/07/04                                 65,000,000        64,997,504
Canadian Imperial Bank of Commerce
   1.31%, 08/13/04                                 50,000,000        49,996,901
Citibank NA
   1.09%, 02/23/04                                100,000,000       100,000,000
   1.10%, 01/22/04                                 25,000,000        25,000,000
Fortis Bank
   1.39%, 09/08/04                                 20,000,000        19,998,625
Societe Generale
   1.34%, 09/03/04                                 50,000,000        49,994,621
World Savings Bank FSB
   1.05%, 03/18/04                                 80,000,000        79,994,843
   1.06%, 02/12/04                                100,000,000        99,996,771
   1.07%, 02/25/04                                 50,000,000        49,997,716
                                                                ---------------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost: $714,974,968)                                               714,974,968
                                                                ---------------
COMMERCIAL PAPER--27.80%
Amstel Funding Corp.
   1.10%, 02/17/04                                 26,368,000        26,330,133
   1.11%, 02/17/04                                100,000,000        99,855,083
   1.16%, 04/22/04                                 45,000,000        44,837,600
Banque Generale du Luxembourg
   1.10%, 02/04/04                                 13,750,000        13,735,715
Citigroup Global Markets Holdings Inc.
   1.07%, 01/06/04                                 30,000,000        29,995,542
Corporate Asset Funding Co. Inc.
   1.09%, 02/04/04                            $    27,000,000   $    26,972,205
   1.10%, 01/08/04                                 50,000,000        49,989,306
   1.10%, 01/09/04                                 25,000,000        24,993,889
   1.10%, 01/20/04                                 50,000,000        49,970,972
   1.11%, 01/08/04                                 50,000,000        49,989,209
CRC Funding LLC
   1.09%, 01/06/04                                 50,000,000        49,992,431
   1.11%, 01/12/04                                 50,000,000        49,983,042
DEPFA Bank PLC
   1.11%, 02/11/04                                100,000,000        99,874,153
Edison Asset Securitization Corp.
   1.10%, 01/15/04                                 50,000,000        49,978,611
   1.10%, 02/17/04                                 18,000,000        17,974,150
K2 USA LLC
   1.13%, 06/07/04                                 30,000,000        29,851,217
Kitty Hawk Funding Corp.
   1.10%, 01/20/04                                 33,000,000        32,980,841
Liberty Street Funding Corp.
   1.10%, 02/17/04                                 17,938,000        17,912,239
   1.11%, 01/29/04                                 17,887,000        17,871,558
   1.11%, 02/11/04                                 14,559,000        14,540,595
Moat Funding LLC
   1.09%, 01/08/04                                100,000,000        99,978,806
   1.10%, 01/07/04                                 50,000,000        49,990,833
Morgan Stanley
   1.08%, 02/25/04                                100,000,000        99,835,000
Nationwide Building Society
   1.10%, 02/06/04                                 22,000,000        21,975,800
   1.10%, 02/13/04                                 28,000,000        27,963,211
Ness LLC
   1.05%, 01/15/04                                 22,254,000        22,244,914
Prudential Funding Corp.
   1.10%, 01/15/04                                 50,000,000        49,978,611

                          MONEY MARKET MASTER PORTFOLIO
                                DECEMBER 31, 2003
                       SCHEDULE OF INVESTMENTS--CONTINUED

SECURITY                                        FACE AMOUNT          VALUE
-------------------------------------------   ---------------   ---------------
Receivables Capital Co. LLC
   1.08%, 01/05/04                            $    70,230,000   $    70,221,572
Special Purpose Accounts Receivable Corp.
   1.11%, 01/13/04                                 50,000,000        49,981,500
Ticonderoga Funding LLC
   1.10%, 01/05/04                                 25,000,000        24,996,945
                                                                ---------------
TOTAL COMMERCIAL PAPER
 (Cost: $1,314,795,683)                                           1,314,795,683
                                                                ---------------
MEDIUM TERM NOTES--8.50%
Associates Corp. NA
   6.20%, 01/26/04                                  7,000,000         7,023,094
Beta Finance Inc.
   1.40%, 09/13/04(1)                              40,000,000        40,000,000
   1.41%, 11/03/04(1)                              65,000,000        65,000,000
Citigroup Inc.
   5.70%, 02/06/04                                 30,000,000        30,126,780
Daimler Chrysler Auto Trust
   1.10%, 08/09/04(1)                              22,847,233        22,847,233
General Electric Capital Corp.
   5.38%, 04/23/04                                 19,250,000        19,506,971
Hyundai Auto Receivables Trust
   1.11%, 11/15/04                                 33,383,576        33,383,576
K2 USA LLC
   1.21%, 08/09/04(1)                              24,000,000        23,972,279
Links Finance LLC
   1.44%, 11/01/04                                 45,000,000        45,000,000
Merrill Lynch & Co. Inc.
   5.35%, 06/15/04                                 17,914,000        18,259,050
Morgan Stanley
   5.63%, 01/20/04                                  9,900,000         9,921,400
Nissan Auto Receivables Owner Trust
   1.15%, 11/15/04                                 45,070,546        45,070,545
Sigma Finance Inc.
   1.24%, 08/06/04(1)                         $    10,000,000   $     9,999,403
WFS Financial Owner Trust
   1.13%, 08/20/04                                 32,019,814        32,019,814
                                                                ---------------
TOTAL MEDIUM TERM NOTES
 (Cost: $402,130,145)                                               402,130,145
                                                                ---------------
TIME DEPOSITS--4.76%
ABN Amro Bank NV
   1.14%, 07/06/04                                 25,000,000        25,000,000
ING Bank NV
   0.99%, 01/02/04                                200,000,000       200,000,000
                                                                ---------------
TOTAL TIME DEPOSITS
 (Cost: $225,000,000)                                               225,000,000
                                                                ---------------
VARIABLE & FLOATING RATE NOTES--39.11%
American Express Centurion Bank
   1.11%, 10/20/04                                 50,000,000        50,000,000
   1.15%, 03/12/04                                 50,000,000        50,000,000
Associates Corp. NA
   1.27%, 06/15/04                                 15,000,000        14,996,791
Beta Finance Inc.
   1.09%, 01/23/04(1)                              20,000,000        20,000,000
   1.13%, 11/08/04(1)                              30,000,000        29,995,500
Chase Manhattan Bank USA
   1.10%, 06/30/04                                 20,000,000        20,000,000
Citigroup Global Markets Holdings Inc.
   1.29%, 06/17/04                                  8,000,000         8,006,487
Dorada Finance Inc.
   1.06%, 05/14/04(1)                              30,000,000        29,999,451
   1.09%, 01/27/04(1)                              25,000,000        25,000,000
   1.09%, 06/30/04(1)                              25,000,000        24,992,500
   1.12%, 03/15/04(1)                              20,000,000        19,999,592
   1.24%, 08/09/04(1)                              35,000,000        34,994,750
First USA Bank
   1.35%, 07/21/04                                 54,600,000        54,665,310

                          MONEY MARKET MASTER PORTFOLIO
                                DECEMBER 31, 2003
                       SCHEDULE OF INVESTMENTS--CONTINUED

SECURITY                                        FACE AMOUNT          VALUE
-------------------------------------------   ---------------   ---------------
GE Commercial Equipment Financing LLC
   1.11%, 09/20/04                            $    43,386,246   $    43,386,247
General Electric Capital Corp.
   1.14%, 01/28/04                                 40,000,000        40,001,282
   1.24%, 03/25/04(1)                              43,500,000        43,511,449
   1.27%, 04/22/04                                 38,000,000        38,015,796
Goldman Sachs Group Inc.
   1.32%, 01/22/04                                 45,000,000        45,004,825
   1.82%, 02/11/04                                 20,000,000        20,014,477
Granite Mortgages PLC
   1.14%, 01/20/04                                 21,875,000        21,874,884
HBOS Treasury Services PLC
   1.16%, 01/24/05(1)                              50,000,000        50,000,000
Holmes Financing PLC
   1.12%, 04/15/04                                 50,000,000        50,000,000
JP Morgan Securities Inc.
   1.20%, 06/15/04(1)                             100,000,000       100,000,000
K2 USA LLC
   1.08%, 03/15/04(1)                              15,000,000        15,000,000
   1.10%, 02/06/04(1)                              20,000,000        20,000,000
   1.10%, 09/30/04(1)                              30,000,000        29,996,599
   1.13%, 11/08/04(1)                              25,000,000        24,996,786
   1.41%, 11/01/04(1)                              35,000,000        34,998,534
Links Finance LLC
   1.06%, 05/24/04(1)                              20,000,000        19,998,000
   1.07%, 03/18/04(1)                              40,000,000        40,000,000
   1.10%, 07/20/04(1)                              40,000,000        39,995,595
   1.11%, 06/21/04(1)                              25,000,000        24,998,828
   1.14%, 03/08/04(1)                              25,000,000        25,000,000
Merrill Lynch & Co. Inc.
   1.33%, 01/14/04                                 17,000,000        17,001,302
Metropolitan Life Insurance Co. Funding
 Agreement
   1.24%, 07/16/04(1)                         $    25,000,000   $    25,000,000
   1.27%, 07/23/04(1)                              50,000,000        50,000,000
Nationwide Building Society
   1.17%, 12/28/04(1)                              50,000,000        50,000,000
   1.18%, 08/06/04                                 25,000,000        25,005,620
   1.19%, 08/13/04                                 25,000,000        25,006,245
Permanent Financing PLC
   1.13%, 03/10/04                                 78,000,000        78,000,000
   1.13%, 12/10/04                                 60,000,000        60,000,000
Residential Mortgage Securities
   1.21%, 06/09/04(1)                              47,314,153        47,314,152
Sigma Finance Inc.
   1.10%, 07/20/04(1)                              65,000,000        64,991,867
   1.12%, 11/15/04(1)                              50,000,000        49,995,618
   1.13%, 09/07/04(1)                              50,000,000        49,993,132
Societe Generale
   1.08%, 09/24/04                                 50,000,000        49,988,250
Strips III LLC
   1.17%, 07/30/04(1)                              27,985,413        27,985,413
Travelers Insurance Co. Funding Agreement
   1.25%, 02/05/04(1)                              50,000,000        50,000,000
   1.27%, 08/19/04(1)                              25,000,000        25,000,000
Winston Funding Ltd.
   1.21%, 04/23/04(1)                              45,000,000        45,000,000
                                                                ---------------
TOTAL VARIABLE & FLOATING RATE NOTES
 (Cost: $1,849,725,282)                                           1,849,725,282
                                                                ---------------

                          MONEY MARKET MASTER PORTFOLIO
                                DECEMBER 31, 2003
                       SCHEDULE OF INVESTMENTS--CONTINUED

SECURITY                                        FACE AMOUNT          VALUE
-------------------------------------------   ---------------   ---------------
REPURCHASE AGREEMENTS--5.13%
Goldman Sachs Tri-Party Repurchase
 Agreement, dated 12/31/03, due 01/02/04,
 with a maturity value of $17,475,951 and
 an effective yield of 0.98%.(2)              $    17,475,000   $    17,475,000
Goldman Sachs Tri-Party Repurchase
 Agreement, dated 12/31/03, due 01/02/04,
 with a maturity value of $25,001,417 and
 an effective yield of 1.02%.(2)                   25,000,000        25,000,000
Lehman Brothers Tri-Party Repurchase
 Agreement, dated 12/31/03, due 01/02/04,
 with a maturity value of $75,003,750 and
 an effective yield of 0.90%.(2)                   75,000,000        75,000,000
Merrill Lynch Tri-Party Repurchase
 Agreement, dated 12/31/03, due 01/02/04,
 with a maturity value of $100,005,444 and
 an effective yield of 0.98%.(2)              $   100,000,000   $   100,000,000
Merrill Lynch Tri-Party Repurchase
 Agreement, dated 12/31/03, due 01/02/04,
 with a maturity value of $25,001,389 and
 an effective yield of 1.00%.(2)                   25,000,000        25,000,000
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
 (Cost: $242,475,000)                                               242,475,000
                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES--100.42%
 (Cost $4,749,101,078)                                            4,749,101,078
                                                                ---------------
Other Assets, Less Liabilities--(0.42)%
                                                                    (20,091,885)
                                                                ---------------
NET ASSETS--100.00%                                             $ 4,729,009,193
                                                                ===============

----------

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)  See Note 1 for collateral information.

   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET MASTER PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

ASSETS
Investments in securities, at amortized cost which
 approximates value (Note 1)                                    $ 4,506,626,078
Repurchase agreements, at value and cost                            242,475,000
                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES                                   4,749,101,078
Cash                                                                        713
Receivables:
   Interest                                                           5,673,196
                                                                ---------------
TOTAL ASSETS                                                      4,754,774,987
                                                                ---------------
LIABILITIES
Payables:
   Investment securities purchased                                   25,000,000
   Advisory fees (Note 2)                                               765,794
                                                                ---------------
TOTAL LIABILITIES                                                    25,765,794
                                                                ---------------
NET ASSETS                                                      $ 4,729,009,193
                                                                ===============

   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET MASTER PORTFOLIO
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

NET INVESTMENT INCOME
   Interest                                                     $    52,983,614
                                                                ---------------
TOTAL INVESTMENT INCOME                                              52,983,614
                                                                ---------------
EXPENSES (NOTE 2)
   Advisory fees                                                      4,247,387
                                                                ---------------
TOTAL EXPENSES                                                        4,247,387
                                                                ---------------
NET INVESTMENT INCOME                                                48,736,227
                                                                ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on sale of investments                             120,352
                                                                ---------------
NET GAIN ON INVESTMENTS                                                 120,352
                                                                ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $    48,856,579
                                                                ===============

   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET MASTER PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                 FOR                FOR
                                            THE YEAR ENDED     THE YEAR ENDED
                                           DECEMBER 31, 2003  DECEMBER 31, 2002
                                           -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                   $      48,736,227  $      45,475,626
   Net realized gain                                 120,352              8,083
                                           -----------------  -----------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                  48,856,579         45,483,709
                                           -----------------  -----------------
Interestholder transactions:
   Contributions                              13,745,249,528     11,212,874,658
   Withdrawals                               (12,953,858,697)    (9,134,078,695)
                                           -----------------  -----------------
NET INCREASE IN NET ASSETS RESULTING
 FROM INTERESTHOLDER TRANSACTIONS                791,390,831      2,078,795,963
                                           -----------------  -----------------
INCREASE IN NET ASSETS                           840,247,410      2,124,279,672
NET ASSETS:
Beginning of year                              3,888,761,783      1,764,482,111
                                           -----------------  -----------------
END OF YEAR                                $   4,729,009,193  $   3,888,761,783
                                           =================  =================

   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET MASTER PORTFOLIO
                        NOTES TO THE FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2003, MIP offered the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Money Market Master Portfolio (the "Master Portfolio").

     Under the Master Portfolio's organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred. However, based on experience, the Master Portfolio expects the risk of loss to be remote.

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

     In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax

                         MONEY MARKET MASTER PORTFOLIO
                  NOTES TO THE FINANCIAL STATEMENTS--CONTINUED purposes, the Master Portfolio will be deemed to have "passed through" to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of its distributive share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

REPURCHASE AGREEMENTS

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreements held by the Master Portfolio at December 31, 2003 were fully collateralized by U.S. Government and Agency obligations as follows:

                                                                    AGGREGATE
                                                                      MARKET
REPURCHASE AGREEMENT        INTEREST RATE(S)   MATURITY DATE(S)       VALUE
-------------------------   ----------------   ----------------   --------------
Goldman Sachs Tri-Party       5.00 - 7.00%     11/1/16 - 7/1/33   $   17,823,670
Goldman Sachs Tri-Party       5.00 - 7.00      11/1/16 - 7/1/33       25,500,831
Lehman Brothers Tri-Party     3.60 - 5.75      1/1/23 - 1/1/34        76,499,092
Merrill Lynch Tri-Party       3.21 - 7.38      7/1/23 - 7/1/34        25,500,663
Merrill Lynch Tri-Party       3.16 - 5.74      8/1/22 - 2/1/35       101,993,875

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     SEI Investments Distribution Company ("SEI") is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolio.

                         MONEY MARKET MASTER PORTFOLIO
                  NOTES TO THE FINANCIAL STATEMENTS--CONTINUED

     MIP has entered into an administration services arrangement with BGI who has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolio.

     Certain officers and trustees of MIP are also officers or employees of BGI. As of December 31, 2003, these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     At December 31, 2003, the Master Portfolio's cost of investments for federal income tax purposes was the same as for financial statement purposes.

4.   FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:

                                   YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED     PERIOD ENDED
                                  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,     FEBRUARY 28,
                                      2003          2002          2001          2000         1999(1)          1999(2)
                                  ------------  ------------  ------------  ------------  ------------     ------------
Ratio of expenses to
 average net assets(3)                    0.10%         0.10%         0.10%         0.10%         0.10%            0.10%
Ratio of net investment
 income to average net assets(3)          1.15%         1.80%         3.66%         6.43%         5.23%            5.17%
Total return                              1.16%         1.84%         4.23%         6.52%         4.44%(4)         2.61%(4)

----------

(1) For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
(2) For the period from September 1, 1998 (commencement of operations) to February 28, 1999.
(3)  Annualized for periods of less than one year.
(4)  Not annualized.

REPORT OF INDEPENDENT AUDITORS

To the Interestholders and Board of Trustees of Master Investment Portfolio:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the "Portfolio"), at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     The financial highlights of the Portfolio for each of the periods ended from February 28, 1999 through December 31, 2000 were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those highlights.

PricewaterhouseCoopers LLP
San Francisco, California
February 9, 2004

MASTER INVESTMENT PORTFOLIO
TRUSTEES INFORMATION--UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Master Investment Portfolio ("MIP"), Barclays Global Investors Funds ("BGIF"), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of MIP also serves as a Trustee for BGIF and oversees 25 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 109 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, CA 94105. Additional information about the Master Portfolio's Trustees may be found in Part B of the Master Portfolio's Registration Statement, which is available without charge upon request by calling toll-free 1-877-244-1544.

                        INTERESTED TRUSTEES AND OFFICERS

                          POSITION(S), LENGTH     PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE     OF SERVICE              DURING PAST FIVE YEARS
------------------------  ----------------------  ------------------------------

Lee T. Kranefuss,* 42     Trustee since November  Chief Executive Officer of the
                          16, 2001, President     Intermediary Investor and
                          and Chief Executive     Exchange Traded Products
                          Officer                 Business of Barclays Global
                                                  Investors, N.A. ("BGI")

Michael A. Latham, 38     Secretary, Treasurer    Chief Operating Officer of the
                          and Chief Financial     Intermediary Investor and
                          Officer                 Exchange Traded Products
                                                  Business of BGI (since 2003);
                                                  Director of Mutual Fund
                                                  Delivery in the U.S.
                                                  Individual Investor Business
                                                  of BGI (2000-2003); Head of
                                                  Operations, BGI Europe
                                                  (1997-2000)

                          OTHER PUBLIC COMPANY
                          AND INVESTMENT COMPANY
NAME, ADDRESS AND AGE     DIRECTORSHIPS
------------------------  ----------------------
Lee T. Kranefuss,* 42     Director, iShares Inc.
                          (since June 18, 2003);
                          Trustee, iShares Trust
                          (since June 18, 2003).
Michael A. Latham, 38     None.

                              INDEPENDENT TRUSTEES

                          POSITION(S), LENGTH     PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE     OF SERVICE              DURING PAST FIVE YEARS
------------------------  ----------------------  ------------------------------

Mary G. F. Bitterman, 59  Trustee since November  Director, Osher Lifelong
                          16, 2001 Learning Institutes, the Bernard Osher Foundation;
                                                  President and Chief Executive
                                                  Officer of The James Irvine
                                                  Foundation (non-profit
                                                  foundation); President and
                                                  Chief Executive Officer of
                                                  KQED, Inc. (public television
                                                  and radio) from 1993-2002.

Jack S. Euphrat, 81       Trustee since October   Private Investor
                          20, 1993

W. Rodney Hughes, 77      Trustee since October   Private Investor
                          20, 1993

Richard K. Lyons, 42      Trustee since November  Professor, University of
                          16, 2001                California, Berkeley: Haas
                                                  School of Business; Member,
                                                  Council of Foreign Relations

Leo Soong, 57             Trustee since February  President of Trinity Products
                          9, 2000                 LLC (beverages); Managing
                                                  Director of CG Roxane LLC
                                                  (water company); Co-Founder of
                                                  Crystal Geyser Water Co.
                                                  (President through 1999).

                          OTHER PUBLIC COMPANY
                          AND INVESTMENT COMPANY
NAME, ADDRESS AND AGE     DIRECTORSHIPS
------------------------  ----------------------
Mary G. F. Bitterman, 59  Director, Pacific
                          Century Financial
                          Corporation/Bank of
                          Hawaii.
Jack S. Euphrat, 81       None.
W. Rodney Hughes, 77      None.
Richard K. Lyons, 42      Director, Matthews
                          Asian Funds (oversees
                          6 portfolios);
                          Director, iShares Inc.
                          (since 2001); Trustee,
                          iShares Trust (since
                          2001).
Leo Soong, 57             Chairman of the
                          California Automobile
                          Association

* Lee T. Kranefuss is deemed to be an "interested person" of the Trust because he serves as Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI, the administrator of the Master Portfolio and the parent company of BGFA, the investment advisor of the Master Portfolio.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
                  HEWITT SERIES TRUST

Statements of Assets and Liabilities                                           1

Statements of Operations                                                       2

Statements of Changes in Net Assets                                            3

Financial Highlights                                                           4

Notes to Financial Statements                                                  6

Report of Independent Auditors                                                 9

Directors Information                                                         10

                  MASTER INVESTMENT PORTFOLIO

Schedule of Investments                                                       11

Statement of Assets and Liabilities                                           15

Statement of Operations                                                       16

Statements of Changes in Net Assets                                           17

Notes to the Financial Statements                                             18

Report of Independent Auditors                                                21

Trustees Information                                                          22

                                   [GRAPHIC]
                              Hewitt Series Trust
                            Hewitt Money Market Fund
                              Hewitt Institutional
                               Money Market Fund

                                 ANNUAL REPORT
                                DECEMBER 31, 2003

Item 2. Code of Ethics.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer and senior financial officers (the "Code").

(b) No disclosures are required by this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the provisions of the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

Registrant's board of trustees has determined that John Oliverio, a member of its audit committee, qualifies as an "audit committee financial expert," as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Mr. Oliverio is an independent trustee.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

$18,600 and $19,500 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)  Audit-Related Fees

$0 and $0 are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item 4.

$0 and $1,046,500 are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the "investment adviser") that are reasonably related to the performance of the audit of the registrant's financial statements, are not reported under paragraph (a) of this Item 4 and were required to be pre-approved by the audit committee as described in paragraph
(e)(1) of this Item 4. These fees were for advisory services to Hewitt Associates Inc. for Section 404 of the Sarbanes-Oxley Act of 2002.

(c)  Tax Fees

$7,400 and $7,800 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning. These fees were for review of the registrant's tax returns.

$0 and $87,200 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning and were required to be pre-approved by the audit committee as described in paragraph
(e)(1) of this Item 4. These fees related to services provided to Cyborg Systems, Inc involving a pre-acquisition (by Hewitt Associates Inc.) IRS audit and also Cyborg's 2002 tax return filings. These services were contracted for prior to the acquisition by Hewitt Associates Inc. and performed and billed subsequent to the acquisition.

(d)  All Other Fees

$0 and $0 are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of this Item 4.

$0 and $75,000 are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4. These fees were for a licensing agreement allowing Hewitt Associates Inc. to access a PricewaterhouseCoopers LLP owned Saratoga Institute database of human capital metrics.

(e) (1) Registrant's audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement is waived for non-audit services if: (i) the aggregate amount of all non-audit services provided to the Trust is less than 5% of the total fees paid by the Trust to its independent auditors during the fiscal year in which the non-audit services are provided; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser, where the nature of the services provided have a direct impact on the operations or financial reporting of the registrant; provided that the pre-approval requirement is waived for non-audit services if (i) the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the Trust, Hewitt and any entity controlling, controlled by, or under common control with Hewitt that provides ongoing services to the Trust to its independent auditors during the fiscal year in which the non-audit services are provided that would have to be pre-approved; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the Committee by management and the Committee approves them (which may be by delegation) prior to the completion of the audit.

  (2) 100% of the services provided to the registrant described in paragraphs
(b)-(d) of this Item 4 were pre-approved by the audit committee pursuant to paragraph (e)(1) of this Item 4. For 2002, pre-approval by the audit committee was not applicable. For 2003, 0% of the services provided to the investment adviser described in paragraphs (b)-(d) of this Item 4 were pre-approved by the audit committee pursuant to paragraph (e)(1) of this Item 4.

(f) No disclosures are required by this Item 4(f).

(g) $7,400 and $7,800 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant. $0 and $1,208,700 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser.

(h) No disclosures are required by this Item 4(h).

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

 (a) (1) Code of Ethics for Principal Executive And Senior Financial Officers (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

     (2) Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and
         (a)(2)(ii)

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

Hewitt Series Trust
N-CSR Filing dated 12/31/2003
Item 77Q3

Section (a)(i): The principal [executive/financial] officer has concluded that, based on their evaluation, the disclosure controls and procedures of the Hewitt Series Trust are reasonably designed to achieve the purposes described in the attached certification, Section (a)(iii).

Section (a)(ii): There were no significant changes in the Hewitt Series Trust internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Section (a)(iii): Certifications of the President and Chief Financial Officer of Hewitt Series Trust are attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hewitt Series Trust

By: /s/ Stacy L. Schaus
    ----------------------
    Stacy L. Schaus
    President

                   Date March 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By: /s/ Stacy L. Schaus
    ----------------------
    Stacy L. Schaus
    President

                   Date March 5, 2004

By: /s/ Anthony P. Sartori
    ----------------------
    Anthony P. Sartori
    Treasurer and Chief Financial Officer

                   Date March 5, 2004